Commitments And Contingencies (Narrative) (Details) $ in Millions	12 Months Ended
Aug. 31, 2022 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Guarantee instruments	$ 3
Minimum [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Indemnification period	2 years
Maximum [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Indemnification period	4 years